Equity - Disclosure of assumptions used to value the equity instruments (Details)	1 Months Ended
Sep. 29, 2025 EUR (€)
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lock-up period	3 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lock-up period	5 years
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, employee subscription price (in EUR per share)	€ 6.52